SIGNIFICANT ACCOUNTING POLICIES (Employee Related Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Severance expenses	$ 2,819	$ 2,577	$ 2,407
Contributions to employee benefits plan	$ 411	$ 357	$ 327